Average Annual Total Returns{- Medical Technology and Devices Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Medical Technology and Devices Portfolio	Medical Technology and Devices Portfolio-Default Return Before Taxes Past 1 year	Medical Technology and Devices Portfolio-Default Return Before Taxes Past 5 years	Medical Technology and Devices Portfolio-Default Return Before Taxes Past 10 years	Medical Technology and Devices Portfolio-Default After Taxes on Distributions Past 1 year	Medical Technology and Devices Portfolio-Default After Taxes on Distributions Past 5 years	Medical Technology and Devices Portfolio-Default After Taxes on Distributions Past 10 years	Medical Technology and Devices Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Medical Technology and Devices Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Medical Technology and Devices Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1521 Past 1 year	F1521 Past 5 years	F1521 Past 10 years
Total	30.04%	21.91%	19.15%	27.87%	20.29%	16.94%	19.03%	17.46%	15.35%	18.40%	15.22%	13.88%	27.73%	22.13%	18.58%